Trust Agreement (Tables)	12 Months Ended
Dec. 31, 2020
Trust Agreement [Abstract]
Schedule Of Brokerage Rates Based On Net Capital Investment Levels Or Investments In Asset-based Fee Or Fixed Fee Investment Programs

Net Capital Investments	Brokerage Fees

$100,000–$499,999	6.50%
$500,000–$999,999	6.00
Greater than $1,000,000	5.50
Asset-based or fixed fee investment programs	4.00